Long-Term Loan (Tables)	12 Months Ended
May 31, 2020
Debt Disclosure [Abstract]
Summary of long term debt maturities

	As of May 31,
	2019	2020
	US$	US$
Secured Bank Loan	96,457	117,881
The carrying amounts of bank loans are repayable:
Within a period of more than one year but not exceeding two years	—	117,881
Within a period of more than two years but not exceeding five years	96,457	—